Provisions	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Provisions	Provisions
The amounts of provisions in 2022 and 2021 are as follows:

	12/31/2022			12/31/2021
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	885	4,093	4,978	1,003	5,395	6,398
Termination plans	135	241	376	254	374	628
Post-employment defined benefit plans	9	329	338	8	400	408
Other benefits	741	3,523	4,264	741	4,621	5,362
Dismantling of assets	26	502	528	25	552	577
Other provisions	720	1,910	2,630	413	1,715	2,128
Total	1,631	6,505	8,136	1,441	7,662	9,103

a) Employee benefits
In 2022 the Group recorded a provision of 179 million euros (1,663 million euros in 2021). In 2022, 57 million euros corresponds to Teléfonica Spain (1,382 million euros in 2021, mainly relating to the Individual Suspension Plan described in “Other benefits”). The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2022	2021
Telefónica Spain	57	1,382
Telefónica Germany	16	22
Telefónica Hispam	98	174
Other companies	8	85
Total	179	1,663
Termination plans
The movement in provisions for termination plans in 2022 and 2021 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2020	785
Additions	249
Retirements/amount applied	(409)
Translation differences, hyperinflation adjustments and accretion	3
Provisions for termination plans at 12/31/2021	628
Additions	106
Retirements/amount applied	(311)
Transfers	(43)
Translation differences, hyperinflation adjustments and accretion	(4)
Provisions for termination plans at 12/31/2022	376

Telefónica Spain
The 2011-2013 labor force reduction plan in Telefónica de España, concluded with 6,830 participating employees and the provisions recorded at December 31, 2022 and 2021 amounted to 38 million euros and 145 million euros, respectively.
The companies bound by these commitments calculated provisions required at 2022 and 2021 year-ends using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 and a high quality credit market based interest rate.
The discount rate used for the termination plans of Telefónica Spain at December 31, 2022 was 3.43% with an average plan length of 0.74 years.
Post-employment defined benefit plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2022
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	208	622	64	19	913
Assets	(101)	(751)	—	(18)	(870)
Net provision before asset ceiling	107	(129)	64	1	43
Asset ceiling	—	266	—	—	266
Total	107	137	64	1	309
Net provision	117	138	75	8	338
Net assets	10	1	11	7	29

12/31/2021
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	322	549	67	22	960
Assets	(99)	(660)	—	(15)	(774)
Net provision before asset ceiling	223	(111)	67	7	186
Asset ceiling	—	199	—	—	199
Total	223	88	67	7	385
Net provision	231	103	67	7	408
Net assets	8	15	—	—	23
The movement in the present value of obligations in 2022 and 2021 is as follows:

Millions of euros	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2020	350	643	74	19	1,086
Translation differences	—	5	(4)	1	2
Current service cost	10	4	2	1	17
Interest cost	2	48	7	—	57
Actuarial losses and gains	(36)	(115)	(4)	1	(154)
Benefits paid	(4)	(36)	(4)	(1)	(45)
Plan curtailments	—	—	(22)	—	(22)
Other movements	—	—	18	1	19
Present value of obligation at 12/31/2021	322	549	67	22	960
Translation differences	—	74	(7)	1	68
Current service cost	11	3	4	1	19
Interest cost	3	54	6	—	63
Actuarial losses and gains	(123)	(10)	3	—	(130)
Benefits paid	(5)	(48)	(4)	(1)	(58)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(2)	(4)	(6)
Present value of obligation at 12/31/2022	208	622	64	19	913
Movements in the fair value of plan assets in 2022 and 2021 are as follows:

Millions of euros	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2020	95	693	13	801
Translation differences	—	6	1	7
Interest income	—	51	—	51
Actuarial losses and gains	3	(42)	—	(39)
Participants contributions	2	—	—	2
Benefits paid	(2)	(33)	—	(35)
Transfers	1	—	1	2
Other movements	—	(15)	—	(15)
Fair value of plan assets at 12/31/2021	99	660	15	774
Translation differences	—	89	1	90
Interest income	1	65	—	66
Actuarial losses and gains	(1)	(2)	—	(3)
Company contributions	2	—	—	2
Benefits paid	(3)	(42)	—	(45)
Transfers	3	—	2	5
Other movements	—	(19)	—	(19)
Fair value of plan assets at 12/31/2022	101	751	18	870
Telefónica Brazil pension plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS and Clound Co

The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2022	12/31/2021
Discount rate	9.75% - 9.83%	8.56% - 8.78%
Nominal rate of salary increase	4.57% - 6.35%	4.32% - 6.09%
Long-term inflation rate	3.50%	3.25%
Growth rate for medical costs	6.61%	6.35%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	354	341	367
Health plans	268	253	286
Total obligation	622	594	653

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	354	354	354
Health plans	268	305	238
Total obligation	622	659	592
Other employee benefits
Telefónica de España, Telefónica Móviles España and Telefónica Soluciones Individual Suspension Plans
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the first Collective Bargaining Agreement of Related Companies (CEV). This agreement considered elements that included a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Bargaining Agreement of Related Companies was extended until 2018 by virtue of the provisions thereof. In September 2019 Telefónica España signed the second Collective Agreement of Related Companies that includes, among other aspects, an "Individual Suspension Plan" that is completely voluntary for the year 2019, with the same conditions as the previous one. In 2021, Telefónica España signed a Social Pact for Employment supported by the largest trade unions, which contemplate and Individual Suspension Plan of employment, fully voluntary (see Note 2).
These plans are based on mutual agreement between the company and employees and entail the possibility of voluntarily suspending the employment relationship for an initial three-year period, renewable for consecutive three-year periods until the retirement age. Employees who meet the age and seniority requirements may enter the Individual Suspension Plans (PSI) in the periods opened for these purposes.
At the end of each period, the current value of the forecast payment flows to meet the commitments of these programs (applying certain hypotheses regarding estimated number of accessions and future reintegration ratio) is recognized. At 2022 and 2021 year-ends, this figure was calculated using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 and a high quality credit market based interest rate.
The provision at December 31, 2022 amounted to 4,150 million euros (5,240 million euros at December 31, 2021).
The discount rate used for these provisions at December 31, 2022 was 3.71% with an average plans length of 3.53 years.
Sensitivity of the valuation
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(147)	(147)	138	138
A 100 b.p. increase in the discount rate would reduce the value of the liabilities by 138 million euros and have a positive impact on the income statement of 138 million euros before tax. On the other hand, a 100 b.p. decrease in the discount rate would increase the value of the liabilities by 147 million euros and have a negative impact on the income statement of 147 million euros before tax.
The Telefónica Group actively manages this position and has arranged a derivatives portfolio to significantly reduce the impact of changes in the discount rate (see Note 19).
b) Provisions for dismantling of assets
The movement of provision for dismantling of assets in 2022 and 2021 is as follows:

Millions of euros
Dismantling of assets at December 31, 2020	677
Additions	36
Accretion	(39)
Retirements/amount applied	(35)
Transfers	(4)
Business sale	(47)
Translation differences and other	(11)
Dismantling of assets at December 31, 2021	577
Additions	141
Accretion	(160)
Retirements/amount applied	(41)
Transfers	16
Translation differences and other	(5)
Dismantling of assets at December 31, 2022	528
"Business sale” in 2021 included the second phase of the sale of towers by Telefonica Germany (see Note 2).
The detail by segments of provision for dismantling of assets in 2022 and 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Telefónica Spain	18	21
Telefónica Germany	323	396
Telefónica Brazil	71	60
Telefónica Hispam	116	100
Total	528	577
c) Other provisions
The movement in “Other provisions” in 2022 and 2021 is as follows:

Millions of euros
Other provisions at December 31, 2020	1,894
Additions and accretion	795
Retirements/amount applied	(600)
Transfers	45
Translation differences and other	(6)
Other provisions at December 31, 2021	2,128
Additions and accretion	856
Retirements/amount applied	(646)
Business combinations	226
Transfers	(7)
Translation differences and other	73
Other provisions at December 31, 2022	2,630

"Business combinations" in 2022 mainly correspond to provisions related to the acquisition of mobiles assets of Oi (see Note 5).
The Group is exposed to risks of claims and litigation, mainly relating to tax and regulatory proceedings, and labor and civil claims.
Given     the nature of the risks covered by these provisions, no reliable schedule of potential payments, if any, can be determined.
Telefónica Brazil
Telefônica Brasil, S.A. and its subsidiaries are party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The Telefónica Group management based on the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered likely.
The balance of these provisions at December 31, 2022 and December 31, 2021 is shown in the following table:

Millions of euros	12/31/2022	12/31/2021
Tax proceedings	446	340
Regulatory proceedings	336	314
Labor claims	97	77
Civil proceedings	214	148
Amounts to be refunded to customers	108	—
Provision for fines for canceling lease agreements	99	—
Total	1,300	879
Additionally, Telefónica Brazil recognized contingent liabilities according to IFRS 3 generated on acquisition of the controlling interest of Vivo Participaçoes in 2011, GVT in 2015 and the mobile assets of Oi in 2022 (see Note 5). These contingent liabilities amounted to 176 million euros at December 31, 2022 (77 million euros at December 31, 2021).
In 2022, Complementary Law No. 194 was enacted in Brasil, leading to a reduction in the tax rate ICMS on communications services and the respective refund of these amounts to customers. The provision in Telefónica Brasil at December 31, 2022 amounted to 108 million euros.
"Provision for fines for canceling lease agreements" relates to the acquisition of Garliava, resulting from the sale or shutdown of sites (see Note 5).
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2022	12/31/2021
Federal taxes	140	118
State taxes	200	133
Municipal taxes	8	6
FUST	98	83
Total	446	340
The breakdown of changes in provisions for tax proceedings in 2022 and 2021 is as follows:

Millions of euros
Balance at 12/31/2020	282
Movements with a counterparty in the income statement	44
Write-offs due to payment	(19)
Monetary updating	29
Translation differences	4
Balance at 12/31/2021	340
Movements with a counterparty in the income statement	31
Write-offs due to payment	(6)
Monetary updating	37
Translation differences	44
Balance at 12/31/2022	446
Group management and legal counsel understand that losses are possible from tax contingencies in federal, state, municipal and other taxes for an aggregated amount of 33,473 million Brazilian reals (6,009 million euros) as of December 31, 2022 (30,249 million Brazilian reals, 4,786 million euros as of December 31, 2021). The possible contingencies from the main income tax proceedings (federal tax) are described in Note 25.
Noteworthy state tax-related contingencies include the "ICMS" tax (see Note 25). Moreover, Telefónica Brazil presently has different open proceedings regarding the Fundo de Universalização de Serviços de Telecomunicações (FUST, refer to Note 29).
With regard to regulatory proceedings, Telefónica Brazil is party to administrative proceedings against Agencia Nacional de Telecomunicações (ANATEL) based on an alleged failure to meet sector regulations and judicial proceedings to contest sanctions applied by ANATEL at the administrative level. Consolidated provisions totaled 1,869 million Brazilian reals (336 million euros) at December 31, 2022 (1,986 million Brazilian reals, 314 million euros at December 31, 2021). In addition, Group management and legal counsel understand that losses are possible from regulatory contingencies amounting to 5,845 million Brazilian reals (1,049 million euros) at December 31, 2022 (4,545 million Brazilian reals, 719 million euros at December 31, 2021), including the sanction for breaches of the Fixed Telephony Regulation (see Note 29.a).
In addition, Group management and legal counsel understand that losses are possible from civil proceedings, amounting to 391 million euros at December 31, 2022 (335 million euros at December 31, 2021).
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2022 and December 31, 2021 are as follows:

Millions of euros	12/31/2022	12/31/2021
Tax proceedings	280	238
Labor claims	21	29
Civil proceedings	248	132
Regulatory proceedings	54	45
Garnishments	4	4
Total	607	448
Current (see Note 15)	106	17
Non-current (see Note 12)	501	431